Taxation (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) [Line Items]
Unutilized tax losses		£ 554.1	£ 488.3
Bottom of range [member]
Taxation (Details) [Line Items]
Corporation tax rate	19.00%
Top of range [member]
Taxation (Details) [Line Items]
Corporation tax rate	25.00%